INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventory
	As of December 31,
	2012	2011
Raw materials	$20,487	$18,073
Work in process	30,764	37,451
Finished goods	14,319	13,500
	$65,570	$69,024